Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Apr. 30, 2010 Predecessor
Net income	$ 1,580	$ 2,834	$ 2,140	$ 8,504
Financial derivatives:
Financial instrument adjustments during the period	0	0	0	141
Income tax expense (benefit)	0	0	0	51
Financial derivatives, net of tax	0	0	0	90
Unrealized losses on held-for-sale securities held by equity investees:
Unrealized losses arrising during the period	0	0	0	(13)
Income tax expense (benefit)	0	0	0	0
Unrealized loss on held-for-sale securities held by equity investees, net of tax	0	0	0	(13)
Defined benefit and other postretirement benefit plans:
Prior service cost arising during period	(10)	12	(16)	0
Reclassification adjustment for amortization of prior service cost included in net income	0	3	0	0
Net actuarial loss arising during period	(53)	(198)	(382)	(45)
Reclassification adjustment for net actuarial loss included in net income	0	24	0	0
Defined benefit and other postretirement benefit plans, before tax	(63)	(159)	(398)	(45)
Income tax expense (benefit)	(30)	(38)	(128)	3
Defined benefit and other postretirement benefit plans, net of tax	(33)	(121)	(270)	(48)
Foreign currency translations adjustment:
Unrealized net change arising during the period	118	136	(237)	(34)
Income tax expense (benefit)	4	(1)	1	(9)
Foreign currency translations, net of tax	114	137	(238)	(25)
Total other comprehensive income (loss)	81	16	(508)	4
Comprehensive income	1,661	2,850	1,632	8,508
Comprehensive loss attributable to non-controlling interest	7	14	7	60
Comprehensive income attributable to the Company shareholders	$ 1,668	$ 2,864	$ 1,639	$ 8,568